Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,439	$ 2,373	$ 2,360
Cards	2,843	2,776	2,491
Credit facilities	1,428	1,574	1,474
Broking income	1,290	1,077	1,251
Account services	1,499	1,537	1,412
Unit trusts	1,071	738	696
Underwriting	691	586	441
Global custody	831	864	921
Remittances	825	823	799
Imports/exports	645	624	634
Insurance agency commission	347	298	300
Other	2,357	2,346	2,345
Fee income	16,266	15,616	15,124
Less: fee expense	(3,965)	(3,771)	(3,354)
Net fee income	12,301	11,845	11,770
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	1,864	1,763	1,765
Cards	2,448	2,385	2,146
Credit facilities	85	103	100
Broking income	561	463	576
Account services	348	402	337
Unit trusts	1,060	727	682
Underwriting	0	0	1
Global custody	120	128	140
Remittances	77	86	72
Imports/exports	0	0	0
Insurance agency commission	329	280	283
Other	1,551	1,433	1,330
Fee income	8,443	7,770	7,432
Less: fee expense	(2,513)	(2,416)	(2,128)
Net fee income	5,930	5,354	5,304
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	78	71	107
Cards	351	353	313
Credit facilities	722	856	783
Broking income	13	22	40
Account services	791	788	730
Unit trusts	10	10	14
Underwriting	8	3	2
Global custody	7	6	19
Remittances	387	389	380
Imports/exports	463	470	493
Insurance agency commission	18	18	16
Other	1,249	1,161	1,102
Fee income	4,097	4,147	3,999
Less: fee expense	(245)	(210)	(212)
Net fee income	3,852	3,937	3,787
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	497	539	500
Cards	44	38	32
Credit facilities	621	615	591
Broking income	716	592	635
Account services	360	347	344
Unit trusts	1	1	0
Underwriting	683	583	443
Global custody	704	730	762
Remittances	361	347	346
Imports/exports	182	154	141
Insurance agency commission	0	0	1
Other	2,725	2,458	2,376
Fee income	6,894	6,404	6,171
Less: fee expense	(4,348)	(3,858)	(3,459)
Net fee income	2,546	2,546	2,712
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	0	0	(12)
Cards	0	0	0
Credit facilities	0	0	0
Broking income	0	0	0
Account services	0	0	1
Unit trusts	0	0	0
Underwriting	0	0	(5)
Global custody	0	0	0
Remittances	0	1	1
Imports/exports	0	0	0
Insurance agency commission	0	0	0
Other	(3,168)	(2,706)	(2,463)
Fee income	(3,168)	(2,705)	(2,478)
Less: fee expense	3,141	2,713	2,445
Net fee income	$ (27)	$ 8	$ (33)